Long-Term Debt (Credit Facilities) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Term B Facility [Member]
Line of Credit Facility [Line Items]
Initiation Date	Oct. 24, 2012
Maturity Date	Oct. 24, 2019
Description	The term B facility is subject to principal amortization of one percent per annum and payable quarterly commencing in March 2013. All amounts outstanding under the term B facility, plus accrued interest, are repayable in full at maturity. The term B facility is also subject to mandatory prepayment if certain conditions exist, which include net cash proceeds from the sale of assets, the issuance of additional indebtedness that does not constitute permitted indebtedness and a percentage of excess cash flow, all of which are subject to various conditions.
Amendment Date	Nov. 26, 2013
Term B Facility, Funds Available	$ 500,000,000
Consolidated Facility (Term B and Consolidated Revolver) [Member]
Line of Credit Facility [Line Items]
Use of Funds	Proceeds from the consolidated facility were used to refinance previously existing indebtedness and may be used for permitted acquisitions, as defined by the agreement, capital expenditures, working capital, letters of credit and for general corporate purposes.
Description	Effective October 24, 2012, the Company entered into a Credit Agreement (the “consolidated facility”). The borrower under the consolidated facility is Progressive Waste Solutions Ltd. and the facility is guaranteed by all subsidiaries of the Company, excluding certain subsidiaries as permitted by the consolidated facility.
Security	The Company is required to provide its consolidated facility lenders with a first priority perfected security interest in all present and future assets of it and its subsidiaries, including all present and future intercompany indebtedness and a pledge of all of the equity interests in each of the Company’s direct and indirect subsidiaries, subject to certain conditions. Excluded subsidiaries, real estate and certain other equipment are excluded from the first priority perfected security requirement unless requested by the lenders.
Covenant Description	The consolidated facility permits a maximum consolidated total funded debt to four-quarter consolidated EBITDA ratio (“leverage ratio”) of four times, as defined therein. In the event the Company delivers to its lenders a corporate credit rating from Standard & Poor’s or Moody’s of at least BBB-/Baa3 (with a stable outlook or better), the Company may elect to have the security interests of the lenders terminated, provided the term B facility is repaid in full, at which time the maximum leverage ratio declines to three and one half times. The leverage ratio increases to four and one half times if the Company obtains unsecured indebtedness in an aggregate amount of not less than $250,000 and remains at this ratio for as long as the unsecured indebtedness remains outstanding. The consolidated facility also requires a minimum four quarter consolidated EBITDA to consolidated interest expense ratio (“interest coverage ratio”) of two and one half times, subject to certain conditions, and two and three quarter times if the Company elects to have the security interests of the lenders terminated.
Consolidated Revolver [Member]
Line of Credit Facility [Line Items]
Initiation Date	Oct. 24, 2012
Maturity Date	Oct. 24, 2017
Amended Maturity Date	Oct. 24, 2018
Description	Amounts drawn under the consolidated revolver, plus accrued interest, are repayable in full at maturity.
Maximum Borrowing Capacity	1,850,000,000
Accordion Feature	$ 750,000,000
Amendment Date	Nov. 26, 2013
Currency	Borrowings on the consolidated revolver are available in either U.S. or Canadian dollars.